SCHEDULE OF STOCK WARRANT ISSUED (Details) - Warrant [Member] - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, number of shares, Beginning Balance	11,656,581	8,717,706	8,015,331
Outstanding, number of shares, Issued		2,938,875	702,375
Outstanding, number of shares, Exercised
Outstanding, number of shares, Expired
Outstanding, number of shares, Ending Balance	11,656,581	11,656,581	8,717,706